Details of Significant Accounts (Details) - Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost [Abstract]
Interest income	$ 2,480	$ 1,033